Liquidity risk Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn lines of credit	€ 4,473,000	€ 26,040,000	€ 4,355,000
EIB Finance contract	35,000,000
EIB finance contract max. draw first tranch	25,000,000
EIB finance contract draw first tranch	€ 10,000,000
EIB finance duration from	6
EIB finance duration to	8
EIB finance reimbursement period	2
EIB finance interest margin	0.00%
EIB finance contract credit line Total	€ 25,000,000